COLUMBIA FUNDS SERIES TRUST

Registration Nos. 333-89661; 811-09645

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust (the “Trust”) that, with the exception of the statement of additional information for Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia Large Cap Enhanced Core Fund (excluding Class Y shares), the statement of additional information for Columbia Large Cap Value Fund – Class Y shares and the statement of additional information for Columbia Large Cap Enhanced Core Fund – Class Y shares, the forms of prospectuses and statements of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses and statements of additional information contained in Post-Effective Amendment No. 84 under the 1933 Act and Amendment No. 85 under the 1940 Act, the text of which was filed electronically on June 28, 2010.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 1st day of July, 2010.

COLUMBIA FUNDS SERIES TRUST

/s/ Ryan C. Larrenaga

Ryan C. Larrenaga

Assistant Secretary